Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	103,573,795	72,399,932
Ordinary shares, shares outstanding	103,573,795	72,399,932
NIS [Member]
Ordinary shares, par value	$ 0.01	$ 0.01